Commitment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosures Of Commitments [Abstract]
Disclosures Of Commitments Under the Financing Guarantee Contracts	The following table sets forth the balance of such commitment under the financing guarantee contracts for which the Group does not consolidate the underlying loans.

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Financing guarantee commitments	68,502,938	54,903,487